Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series A Convertible Series A Convertible [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022		$ 252	$ 1,348,498	$ (1,015,434)	$ 333,316
Beginning balance, shares at Dec. 31, 2022	30,000	25,187,500
Issuance of common stock as a license fee		$ 12	618,477		618,489
Issuance of common stock as a license fee, shares		1,236,979
Stock based compensation			376,565		376,565
Forgiveness of related party accrued compensation
Net loss				(1,892,953)	(1,892,953)
Ending balance, value at Dec. 31, 2023		$ 264	2,343,540	(2,908,387)	(564,583)
Ending balance, shares at Dec. 31, 2023	30,000	26,424,479
Stock based compensation			77,910		77,910
Net loss				(324,833)	(324,833)
Ending balance, value at Mar. 31, 2024		$ 264	2,421,450	(3,233,220)	(811,506)
Ending balance, shares at Mar. 31, 2024	30,000	26,424,479
Beginning balance, value at Dec. 31, 2023		$ 264	2,343,540	(2,908,387)	(564,583)
Beginning balance, shares at Dec. 31, 2023	30,000	26,424,479
Stock based compensation			246,715		246,715
Forgiveness of related party accrued compensation			39,568		39,568
Net loss				1,220,368	1,220,368
Ending balance, value at Dec. 31, 2024		$ 264	2,629,823	(4,128,755)	(1,498,668)
Ending balance, shares at Dec. 31, 2024	30,000	26,424,479
Beginning balance, value at Mar. 31, 2024		$ 264	2,421,450	(3,233,220)	(811,506)
Beginning balance, shares at Mar. 31, 2024	30,000	26,424,479
Stock based compensation			77,910		77,910
Net loss				(376,599)	(376,599)
Ending balance, value at Jun. 30, 2024		$ 264	2,499,360	(3,609,819)	(1,110,195)
Ending balance, shares at Jun. 30, 2024	30,000	26,424,479
Stock based compensation			77,910		77,910
Net loss				(349,164)	(349,164)
Ending balance, value at Sep. 30, 2024		$ 264	2,577,270	(3,958,983)	(1,381,449)
Ending balance, shares at Sep. 30, 2024	30,000	26,424,479
Beginning balance, value at Dec. 31, 2024		$ 264	2,629,823	(4,128,755)	(1,498,668)
Beginning balance, shares at Dec. 31, 2024	30,000	26,424,479
Net loss				(122,541)	(122,541)
Ending balance, value at Mar. 31, 2025		$ 264	2,629,823	(4,251,296)	(1,621,209)
Ending balance, shares at Mar. 31, 2025	30,000	26,424,479
Net loss				(111,809)	(111,809)
Ending balance, value at Jun. 30, 2025		$ 264	2,629,823	(4,363,105)	(1,733,018)
Ending balance, shares at Jun. 30, 2025	30,000	26,424,479
Net loss				(201,155)	(201,155)
Ending balance, value at Sep. 30, 2025		$ 264	$ 2,629,823	$ (4,564,260)	$ (1,934,173)
Ending balance, shares at Sep. 30, 2025	30,000	26,424,479